Cover	12 Months Ended
Dec. 31, 2020
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	OPEN LENDING CORPORATION
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001806201